Supplement to the currently effective STATEMENT OF ADDITIONAL INFORMATION

Deutsche Capital Growth VIP

The following information replaces the existing tables for Deutsche Capital Growth VIP in “Appendix I-D – Portfolio Management” of the fund’s Statement of Additional Information and is provided as of July 31, 2016:

Fund Ownership of Portfolio Managers

Name of Portfolio Manager	Dollar Range of Fund Shares Owned	Dollar Range of All Deutsche Fund Shares Owned
Sebastian P. Werner	$0	$0

Conflicts of Interest

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts
Sebastian P. Werner	5	$969,353,098	0	$0

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance- Based Fee Accounts
Sebastian P. Werner	1	$231,316,217	0	$0

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
Sebastian P. Werner	0	$0	0	$0

Please Retain This Supplement for Future Reference

October 27, 2016

SAISTKR-295